SHARE CAPITAL (Summary of Nonvested Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Options
Non-vested at beginning of year	126,474
Granted	5,000
Vested (including cancelled and exercised)	(38,237)
Canceled and forfeited
Non-vested at end of year	98,237
Weighted-average grant-date fair value
Non-vested at beginning of year	$ 1.09
Granted	$ 10.22
Vested (including cancelled and exercised)	$ 1.09
Canceled and forfeited
Non-vested at end of period	$ 1.58